Rule 497(e)

File Nos. 333-194044 and 811-08183

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

Supplement dated June 30, 2020 to the Prospectus

and Statement of Additional Information ("SAI") dated May 1, 2020

This Supplement amends certain information contained in the Prospectus and SAI dated May 1, 2020.

Effective immediately, the ALPS/Red Rocks Listed Private Equity Portfolio has been renamed the ALPS/Red Rocks Global Opportunity Portfolio. Accordingly, all references to ALPS/Red Rocks Listed Private Equity Portfolio in the Prospectus and SAI are hereby deleted and replaced with ALPS/Red Rocks Global Opportunity Portfolio.

If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (800) 838-0650, or write to the Retirement Resource Operations Center at P.O. Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and SAI dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

REG111513NY-00 00247630